STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)									12 Months Ended
		Jan. 27, 2024	Sep. 01, 2023	Feb. 28, 2023	Sep. 01, 2022	Aug. 30, 2022	Aug. 11, 2022	Apr. 09, 2021	Feb. 29, 2024	Feb. 28, 2023	Apr. 30, 2024	Apr. 27, 2024	Mar. 22, 2024	Mar. 21, 2024	Aug. 30, 2023	Aug. 29, 2023	Mar. 19, 2023	Mar. 18, 2023	Oct. 28, 2022	Aug. 09, 2022	Jul. 08, 2022	Jul. 07, 2022	Apr. 14, 2021	Mar. 01, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized				15,535,000					15,535,000	15,535,000
Cumulative dividend payable percentage				8.00%					8.00%	8.00%
Preferred stock, shares outstanding				0					0	0
Preferred stock, shares issued				0					0	0
Number of stock issuable									$ 10,825,895	$ 7,771,169
Common stock, authorized				12,500,000,000					12,500,000,000	12,500,000,000
Payments of stock issuance costs									$ 457,060	$ 447,858
Warrant issued																				47,000,000
Stock issued during period, value, issued for services									44,460	118,500
Allocated share based compensaction									1,521,000	499,500
Share based compensation									1,793,599	$ 740,050
Class of warrant outstanding						2,960,500
Fair value of warrant																				$ 393,949
Options Held [Member]
Class of Stock [Line Items]
Share based compensaction										4,275,000
Incentive Compensation Plan [Member]
Class of Stock [Line Items]
Allocated share based compensaction									1,521,000	$ 499,500
Share based compensation									499,500	479,000
Twenty Twenty One Plan [Member]
Class of Stock [Line Items]
Description of plan																							200,000,000
Description of plan							On August 11, 2022 the Company amended the 2021 Plan increasing the maximum number of shares applicable to the 2021 Plan from 5,000,000 to 100,000,000. On August 14, 2023 the Company further amended the plan increasing the maximum shares to 200,000,000.
Incentives Compensation Plan [Member]
Class of Stock [Line Items]
Description of plan			the Company as an addition to the afore-mentioned Incentive Stock Option Plan issued 114,217,035 shares to 48 employees. The shares were issued with an exercise price of $0.02, vest after 4 years with a 5 year term having a fair value of $593,929		the Company as part of the afore-mentioned Incentive Stock Option Plan issued 100,000,000 shares to 64 employees. The shares were issued with an exercise price of $0.02, vest after 4 years with a 5 year term having a fair value of $1,020,000
Warrant [Member]
Class of Stock [Line Items]
Allocated share based compensaction									0	0
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Allocated share based compensaction									$ 240,550	$ 272,559
Strike price				$ 0.02					$ 0.02	$ 0.02
Fair value of Company's common stock				$ 0.01					$ 0.0052	$ 0.01
Dividend yield									0.00%	0.00%
Expected volatility									320.50%	340.90%
Risk free interest rate									4.29%	3.39%
Expected term (years)									4 years 6 months	4 years 6 months
Warrant One [Member]
Class of Stock [Line Items]
Warrant exercise price																				$ 0.01
Warrant 2 [Member]
Class of Stock [Line Items]
Warrant exercise price																				$ 0.008
Employee Stock Option One [Member]
Class of Stock [Line Items]
Stock option granted								10,000,000
Stock option granted, exercise price								$ 0.15
Strike price								$ 0.30
Employee Stock Option Two [Member]
Class of Stock [Line Items]
Stock option granted								30,000,000
Stock option granted, exercise price								$ 0.25
Strike price								$ 0.50
Share-Based Payment Arrangement [Member]
Class of Stock [Line Items]
Allocated share based compensaction									$ 69,350	$ 122,050
Incentives Compensation Plan [Member]
Class of Stock [Line Items]
Stock option granted			114,217,035		100,000,000
Stock option granted, exercise price			$ 0.02		$ 0.02
Fair value stock option amount			$ 593,929		$ 1,020,000
Twenty Twenty Three Plan [Member]
Class of Stock [Line Items]
Stock option				74,241
Twenty Twenty Two Plan [Member]
Class of Stock [Line Items]
Stock option				198,357
Share based compensation									$ 272,599
Twenty Twenty One Plan [Member]
Class of Stock [Line Items]
Stock option employee plan forfeiture									21,275,000
Promissory Note Payable Twenty [Member]
Class of Stock [Line Items]
Interest rate, percentage	[1]								15.00%
Debt discount									$ 4,000,000										$ 50,000
Promissory Note [Member]
Class of Stock [Line Items]
Warrant converted amount						$ 3,000,000
Interest rate, percentage						15.00%
Debt discount						$ 39,500
Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period value conversion of units									$ 1,200
Warrant [Member]
Class of Stock [Line Items]
Stock option						955,000,000				108,378,210
Warrant issued				45,306,557						45,306,557
Shares expired									(21,275,000)	(4,275,000)
Stock option granted									114,217,035	100,000,000
Stock option granted, exercise price									$ 0.02	$ 0.02
Common Stock [Member]
Class of Stock [Line Items]
Stock option									3,383,509,359	1,057,841,576
Number of stock issuable									$ 33,834	$ 10,579
Common stock, authorized													12,500,000,000	10,000,000,000	10,000,000,000	7,225,000,000	7,225,000,000	6,000,000,000			6,000,000,000	5,000,000,000
Proceeds from issuance of common stock									821,027	821,027
Net proceeds from issuance of common stock									11,282,955	7,771,169
Payments of stock issuance costs									457,060	$ 447,858
Stock redeemed or called during period, shares										17,116,894
Stock issued during period, value, issued for services									$ 65	$ 100
Common Stock [Member] | Lender [Member]
Class of Stock [Line Items]
Description of plan				10,000,000						10,000,000
Common Stock [Member] | Investor [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Stock option									6,500,000	17,500,000
Number of stock issuable									$ 44,460
Shares expired		13,621,790
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									20,000,000
Preferred stock, par value									$ 0.001
Series B Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									5,000			5,000
Preferred stock, par value									$ 0.001
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				4,350,000					4,350,000	4,350,000
Preferred stock, par value				$ 0.001					$ 0.001	$ 0.001
Preferred stock, shares outstanding				3,350,000					3,350,000	3,350,000
Preferred stock, shares issued				3,350,000					3,350,000	3,350,000
Series E Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									4,350,000
Preferred stock, shares outstanding									3,350,000
Number of stock issuable
Stock issued during period, value, issued for services
Series F Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									4,350
Preferred stock, par value									$ 1.00
Preferred stock, shares outstanding									2,533
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				100,000					100,000	100,000
Preferred stock, par value				$ 0.001					$ 0.001	$ 0.001
Preferred stock, shares outstanding				0					0	0
Preferred stock, shares issued				0					0	0
Series G Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									100,000
Preferred stock, par value									$ 1,000
Preferred stock, shares outstanding									0
Number of stock issuable
Stock issued during period, value, issued for services
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				10,000					10,000	10,000
Preferred stock, par value				$ 1.00					$ 1.00	$ 1.00
Preferred stock, shares outstanding				2,533					2,533	2,533
Preferred stock, shares issued				2,533					2,533	2,533
Number of stock converted from warrant to debt, shares										1
Description of plan																								40
Warrant issued																								367
Series F Preferred Stock [Member] | Lender [Member]
Class of Stock [Line Items]
Preferred stock, shares issued				366						366
Series F Preferred Stock [Member] | Lender [Member] | Promissory Note Payable Twenty [Member]
Class of Stock [Line Items]
Description of plan																			329
Series F Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Number of stock issuable
Stock issued during period, value, issued for services
Series F Preferred Stock [Member] | Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											10,000
Series F Preferred Stock [Member] | Warrant [Member] | Lender [Member]
Class of Stock [Line Items]
Preferred stock, shares issued									244
Unissued Series F Preferred Stock [Member]
Class of Stock [Line Items]
Stock option									46
Number of stock issuable									$ 99,086
Loan facility																			$ 4,000,000

[1]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At February 29, 2024 the Company has issued all 10 tranches totaling $ 4,000,000 as follows: